Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (1,047)	$ (312)	$ (1,623)	$ (694)	$ (1,812)	$ (1,050)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization expense			120	120	160	160
Amortization of debt discount	115	10	154	30	56	408
Fair value of common stock issued in connection with shareholder dispute					913
Fair value of common shares issued in connection with the conversion of accounts payable			537
Fair value of restricted stock units			5
Fair value of warrants issued in connection with convertible notes payable			29
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(2)	(17)	(8)
Accounts payable and accrued expenses			143	576	772	129
Vendor advances			(1,515)
Net cash provided by (used in) operating activities			(2,152)	15	81	(353)
Cash Flows from Financing Activities
Proceeds from convertible notes payable						925
Repayment of note payable						(30)	$ (20)
Repayment of advance from related party						(10)
Payment of debt isuance costs						(111)
Proceeds from common stock issued for cash in connection with the closing of the initial public offering			5,524
Proceeds, net of offering costs from notes payable - officers			142
Payment of deferred offering costs			(390)	(353)	(425)	(57)
Net cash provided by (used in) financing activities			5,276	(353)	(425)	717
Net increase (decrease) in cash			3,124	(338)	(344)	364
Cash beginning of period			93	437	437	73
Cash end of period	$ 3,217	$ 99	3,217	99	93	437	$ 73
Supplemental cash flows disclosures:
Interest paid
Taxes paid
Supplemental non-cash financing disclosures:
Issuance of convertible notes payable recorded as debt discount					68
Reclassification of deferred offering costs to shareholders’ equity			872
Conversion of convertible notes payable and accrued interest to shareholders’ equity			884			648
Conversion of accounts payable to shareholders’ equity			1,014
Conversion of amounts due to related parties to shareholders’ equity			$ 4
Fair value of warrant recorded as debt discount on issuance of convertible note payable						$ 390